Debt	12 Months Ended
Dec. 31, 2023
Debt [Abstract]
Debt

7. Debt

Revolving Line of Credit

In June 2023, the Company entered into a $5.0 million revolving line of credit agreement (as amended on September 19, 2023, January 30, 2024 and April 5, 2024) with a commercial bank with a one-year term and an interest rate based on the higher of (i) the one month secured overnight financing rate plus 2.9% or (ii) 7.5%. Issuance fees of $0.1 million were incurred in connection with this revolving line of credit. All outstanding balances under the revolving line of credit were due and payable on June 20, 2024. In April 2024, the agreement was amended to extended the maturity date of the revolving line of credit to September 18, 2024. The revolving line of credit is secured by all of the Company’s assets, including a deed of trust over the Company’s owned real property located in Santa Ana, California. The Company was required to maintain deposits with the lender in an amount of at least $15.0 million from a certain period of time as long as there was a debt balance outstanding. The Company was in compliance with our debt covenants as of December 31, 2023. In April 2024, the lender subsequently waived the minimum cash deposit requirement in exchange for the Company’s agreement to use the lender as their primary banking relationship. Additionally, the Company is required to maintain a restricted cash balance of $0.3 million following the issuance. As of December 31, 2023, the interest rate for the revolving line of credit was 8.2%.

Through December 31, 2023, the Company drew down $4.9 million upon the revolving line of credit and no repayments of drawdowns occurred. Interest expense of $0.2 million was incurred upon the revolving line of credit, which was paid in cash during the year ended December 31, 2023. No interest expense was incurred for the revolving line of credit during the year ended December 31, 2022.

Related Party Loans

Between August 2019 and April 2023, the Company entered into related party loans with NKMAX (“Related Party Loans”).

In December 2022, the then-outstanding aggregate Related Party Loans’ principal and interest of $66.1 million was converted into 6,943,789 shares of common stock (after the application of the Exchange Ratio) which was recognized as a capital contribution for the year ended December 31, 2022.

From January through April 2023, the Company entered into additional Related Party Loans with NKMAX for aggregate gross proceeds of $5.0 million. These additional Related Party Loans bear an interest rate of 4.6% and mature on December 31, 2024. There are no financial or non-financial covenants associated with the Related Party Loans. The additional Related Party Loans are not convertible into equity.

In connection with the Related Party Loans, interest expenses incurred were $0.2 million and $2.3 million for the year ended December 31, 2023 and 2022, respectively. Related party interest payable amounts recorded to other current liabilities on the consolidated balance sheets were $0.2 million and zero as of December 31, 2023 and December 31, 2022, respectively.

Short Term Related Party Loan

In September 2023, NKGen raised $0.3 million in proceeds in connection with a related party loan with a 30-day term and an interest rate of 5.1% (“Short Term Related Party Loan”). This related party loan was not convertible into equity and was repaid in cash on October 5, 2023. Related party interest expense was less than $0.1 million for the year ended December 31, 2023, and zero for the year ended December 31, 2022.

Paycheck Protection Program Loan

In May 2020, the Company received loan proceeds of $1.1 million pursuant to the Paycheck Protection Program (“PPP”). The PPP, established as part of the CARES Act, provides loans for small businesses to cover qualified payroll costs, rent, utilities, and interest on mortgage and other debt obligations. The loan has an interest rate of 1.0%. The loan was paid off in May 2022. The Company recorded interest expense of $0.1 million related to the PPP loan to interest expense in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022. No amounts related to the Paycheck Protection Program Loan were recorded as of December 31, 2023.